Pension and Other Benefit Plans	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Pension And Other Benefit Plans [Abstract]
Pension and other benefit plans
Pension and Other Benefit Plans

The Company and its subsidiaries offer a number of pension and postretirement benefits, life insurance benefits, deferred compensation, and other plans. The components of net periodic pension cost for U.S. and non-U.S. pension plans included the following components:

	Quarter Ended
	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	June 28, 2013	June 29, 2012	June 28, 2013	June 29, 2012
Service cost	$2	$3	$7	$8
Interest cost	38	40	30	31
Expected return on assets	(51)	(40)	(37)	(31)
Amortization of unrecognized net loss and other	11	11	6	5
Contractual termination benefits	—	—	1	5
Net periodic pension cost	$—	$14	$7	$18

The Company contributed $28 million to the defined benefit pension plans during the quarter ended June 28, 2013. In aggregate, the Company expects to contribute approximately $121 million during fiscal 2014.

The components of net periodic benefit cost for postretirement benefit plans, reported on a global basis, included the following:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Service cost	$1	$1
Interest cost	2	3
Expected return on assets	(1)	(2)
Amortization of unrecognized net loss and other	3	4
Net provision for postretirement benefits	$5	$6

The Company contributed $1 million to the postretirement benefit plans during the quarter ended June 28, 2013. The Company expects to contribute approximately $9 million to the postretirement benefit plans during fiscal 2014.

Pension and Other Benefit Plans

The Company and its subsidiaries offer a number of pension and postretirement benefits, life insurance benefits, deferred compensation, and other plans, as described below. All plans are accounted for using the guidance of ASC 710 "Compensation - General" and ASC 715 “Compensation—Retirement Benefits” and are measured as of the end of the fiscal year.

Contributory, defined benefit pension plans have been generally available to U.S. and U.K. employees. However, the largest U.S. and U.K. defined benefit plans were frozen for most participants in prior years. Certain non-U.S. employees are enrolled in defined benefit pension plans in the country of domicile. In addition, the Company has two supplemental executive retirement plans (SERP), which are non-qualified, noncontributory pension plans. The Company provides subsidized healthcare and life insurance retirement benefits for certain U.S. employees and retirees, generally for those employed prior to August 1992, as well as healthcare, dental and life insurance benefits for certain non-U.S. employees. A significant number of employees outside the U.S. are covered by government sponsored programs at no direct cost to the Company other than related payroll taxes.

CSC utilizes actuarial methods to recognize the expense for pension and other postretirement benefit plans. Inherent in the application of these actuarial methods are key assumptions, including, but not limited to, discount rates and expected long-term rates of return on plan assets. Changes in the related pension and other postretirement benefit costs may occur in the future due to changes in the underlying assumptions, changes in the number and composition of plan participants and changes in the level of benefits provided.

As discussed in Note 17, the Company initiated restructuring activities in both fiscal 2013 and 2012. The Fiscal 2012 Plan restructuring resulted in contractual termination benefit charges for some employees participating in a certain U.K. pension plan. During fiscal 2012, the Company recognized $20 million in expected contractual termination benefits which are reflected in the projected benefit obligation at the end of fiscal 2012 and recognized as expense in net periodic pension cost during fiscal 2012. During fiscal 2013, the projected benefit obligation and the net periodic pension cost reflect adjustments to the original estimates for actual contractual termination benefits paid in relation to the Fiscal 2012 Plan in the amount of $(3) million. Additionally, the Fiscal 2013 Plan restructuring resulted in expected contractual termination benefits for some employees participating in this same U.K. pension plan. During fiscal 2013, the Company recognized $23 million in expected contractual termination benefits which are reflected in the projected benefit obligation at the end of fiscal 2013 and recognized as expense in net periodic pension cost during fiscal 2013.

Effective July 1, 2012 a certain Norway pension plan was amended to change the index used to benchmark pension payment increases. The plan was remeasured at July 1, 2012 resulting in a reduction to the projected benefit obligation of $28 million, improving the plan's funded status. The plan's fiscal 2013 expense was also remeasured for the remaining 9 months of the fiscal year using a discount rate of 4%.

On December 31, 2012, the Company made a discretionary cash contribution of $400 million to its largest U.S. pension plan resulting in a remeasurement of the plan. The effects of this remeasurement were recorded during the fourth quarter of fiscal 2013 and resulted in a reduction of net periodic pension cost of $7.6 million for fiscal 2013 and additional plan liabilities of $379 million using a new discount rate of 4%.

On March 26, 2013, the Company and its Canadian subsidiary made additional discretionary cash contributions of $80 million and $20 million, respectively, to its various U.S. pension plans and to its largest Canadian pension plan.

Effective December 31, 2012, a second U.S. pension plan was remeasured as a result of a plan amendment which ceased benefit accruals on or after January 5, 2013. The effects of this remeasurement were recorded during the fourth quarter of fiscal 2013 and resulted in a reduction of net periodic pension cost of $1.1 million for fiscal 2013 and additional plan liabilities of $3 million using a new discount rate of 4.2%

On April 7, 2010, the Company announced an action to discontinue the accrual of future benefits for certain U.K. pension plans, effective July 1, 2010. As a result of this plan amendment, the Company recognized a curtailment loss of $0.4 million in the fourth quarter of fiscal 2010. In addition, the Company remeasured the amended U.K. plans’ pension expense for fiscal 2011 to reflect (a) a new discount rate of 5.6%, (b) the year-to-date increase in plan assets, and (c) the change in amortization basis to the expected average remaining life of plan participants. The U.K. plans’ discount rate was derived from a published rate: Markit iBoxx GBP Corporates AA 15+ Years Index. This remeasurement resulted in a $75 million reduction to the pension benefit obligation.

In response to the passage of the Patient Protection and Affordable Care Act of 2010 (PPACA), a number of changes were made to the underlying healthcare coverage offered to certain US retirees. In conjunction with those changes, the Company established limits on the level of employer subsidy it will provide to some retirees. The plans were amended and the impact of these changes is first reflected on April 1, 2011. In addition, although many administrative provisions of PPACA have not yet been promulgated by regulatory agencies, CSC included its best estimate of their financial impact into the benefit obligation for its U.S. postretirement benefit plans as of March 30, 2012, and the impact on fiscal 2012’s net periodic benefit cost was immaterial. In 2012, the retiree medical plans were further amended to allow Medicare Part D subsidies from 2012 and beyond to be collected by the healthcare provider. This subsequent change is reflected as of March 30, 2012 and the impact on fiscal 2012's net periodic benefit cost was immaterial.

Pension Plans

The following tables provide reconciliations of the changes in the plans’ projected benefit obligations and assets, and a statement of their funded status:

Reconciliation of Projected Benefit Obligation	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation at beginning of year	$3,284	$2,921	$2,732	$2,470
Service cost	10	10	25	33
Interest cost	153	164	123	128
Plan participants’ contributions	3	3	7	8
Amendments	—	—	(28)	(11)
Business/contract acquisitions/divestitures	—	—	(9)	61
Contractual termination benefits	—	—	19	20
Settlement/curtailment	(5)	—	(37)	(36)
Actuarial loss (gain)	194	314	400	151
Benefits paid	(133)	(128)	(79)	(70)
Foreign currency exchange rate changes	—	—	(141)	(22)
Projected benefit obligation at end of year	$3,506	$3,284	$3,012	$2,732

Reconciliation of Fair Value of Plan Assets	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Fair value of plan assets at beginning of year	$2,419	$2,276	$2,295	$2,083
Actual return on plan assets	245	140	314	148
Employer contribution	591	128	157	121
Plan participants’ contributions	3	3	7	8
Benefits paid	(133)	(128)	(79)	(70)
Business/contract acquisitions/divestitures	—	—	5	47
Plan settlement	—	—	(30)	(31)
Foreign currency exchange rate changes	—	—	(119)	(11)
Fair value of plan assets at end of year	$3,125	$2,419	$2,550	$2,295

Funded status at end of year	$(381)	$(865)	$(462)	$(437)

The following table provides the amounts recorded in the Company’s consolidated balance sheet:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Non-current assets	$—	$—	$23	$13
Current liabilities - Accrued expenses and other current liabilities	(7)	(8)	(3)	(9)
Non-current liabilities - Other long-term liabilities	(374)	(857)	(482)	(441)
Net amount recorded	$(381)	$(865)	$(462)	$(437)

The following is a summary of amounts in accumulated other comprehensive loss, before tax effects, as of March 29, 2013 and March 30, 2012 that have not been recognized in the consolidated statements of operations as components of net periodic pension cost:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Net transition obligation	$—	$—	$3	$5
Prior service cost	5	7	(24)	2
Net actuarial loss	1,140	1,077	895	712
Accumulated other comprehensive loss	$1,145	$1,084	$874	$719

The following table summarizes the weighted average assumptions used in the determination of the Company’s pension plans’ benefit obligations as of March 29, 2013 and March 30, 2012:

	U.S. Plans		Non-U.S. Plans
	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Discount rate	4.4%	4.8%	4.1%	4.7%
Rates of increase in compensation levels (1)	4.1%	4.1%	3.5%	4.1%

(1) The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average rate for all pension plans, including frozen plans, is 0.6% and 0.7%, respectively, for U.S. Plans, and 0.6% and 0.9%, respectively, for Non-U.S. Plans.

The following table lists selected information for the pension plans as of March 29, 2013 and March 30, 2012:

	U.S. Plans		Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation	$3,506	$3,284	$3,012	$2,732
Accumulated benefit obligation	3,487	3,259	2,969	2,655
Fair value of plan assets	3,125	2,419	2,550	2,295

	Plans with Projected Benefit Obligation In Excess of Plan Assets (U.S. and Non-U.S.)		Plans with Accumulated Benefit Obligation in Excess of Plan Assets (U.S. and Non-U.S.)
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Projected benefit obligation	$6,270	$5,845	$6,132	$5,844
Accumulated benefit obligation	6,217	5,770	6,100	5,770
Fair value of plan assets	5,405	4,531	5,276	4,530

The net periodic pension cost for U.S. and non-U.S. pension plans included the following components:

	U.S. Plans			Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Service cost	$10	$10	$9	$25	$33	$32
Interest cost	153	164	164	123	128	122
Expected return on assets	(160)	(146)	(157)	(124)	(129)	(128)
Amortization of transition obligation	—	—	—	1	1	1
Amortization of prior service costs	2	2	2	(1)	1	1
Amortization of unrecognized net loss	42	32	23	20	13	18
Contractual termination benefit	—	—	—	20	20	—
Settlement/curtailment	—	—	—	—	2	—
Net periodic pension cost	$47	$62	$41	$64	$69	$46

The net periodic pension cost associated with the pension and retiree medical plans that were part of the sale of ATD for fiscal 2013, 2012 and 2011 was $0 million, $0 million and $0 million, respectively.

Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal years 2013, 2012 and 2011 included the following components:

	U.S. Plans			Non-U.S. Plans
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Net actuarial (gain) / loss	$105	$319	$83	$201	$133	$(118)
Prior service (credit) / cost	—	—	—	(27)	(11)	—
Amortization of:
Transition (asset) /obligation	—	—	—	(1)	(1)	(1)
Prior service (credit) / cost	(2)	(2)	(2)	1	(1)	(1)
Net actuarial (gain) / loss	(42)	(32)	(23)	(25)	(20)	(24)
Foreign currency exchange rate changes	—	—	—	6	(4)	—
Total recognized in other comprehensive income	$61	$285	$58	$155	$96	$(144)

Other comprehensive (gain) loss related to unamortized pension costs for the years ended March 29, 2013, March 30, 2012, and April 1, 2011 was $210 million (net of taxes of $6 million), $257 million (net of taxes of $124 million), and $(62) million (net of taxes of $20 million), respectively.

The estimated net transitional obligation, prior service cost and actuarial loss for defined benefit plans that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year are $1 million, $(1) million and $66 million, respectively.

The weighted-averages of the assumptions used to determine net periodic pension cost were:

	U.S. Plans			Non-U.S. Plans
	March 29, 2013	March 30, 2012	April 1, 2011	March 29, 2013	March 30, 2012	April 1, 2011
Discount or settlement rates	4.6%	5.7%	6.2%	4.7%	5.2%	5.3%
Expected long-term rates of return on assets	6.8%	7.5%	8.3%	5.4%	6.1%	6.7%
Rates of increase in compensation levels (1)	4.1%	4.3%	4.3%	4.1%	4.1%	4.1%

(1) The weighted average calculation is computed using rates of increase for active plans where participants are accruing future benefits. For fiscal 2013 and 2012, the weighted average for all pension plans, including frozen plans, is 0.7% and 0.7%, respectively, for U.S. Plans, and 0.9% and 1.0%, respectively, for Non-U.S. Plans.

U.S. pension assets are held in a trust that includes both separate accounts and commingled funds. Non-U.S. assets are subject to country specific regulations and invest primarily in commingled funds. The U.S. pension trust and the U.K. pension plans account for 90% of the total pension plan assets.

Information about the expected cash flows for pension plans as of March 29, 2013, is as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Employer contributions:
2014 (expected)	$8	$115
Expected Benefit Payments:
2014	$151	$84
2015	152	83
2016	165	86
2017	176	94
2018	188	99
2019-2023	1,069	595

No plan assets are expected to be returned to the Company in the next fiscal year.

Other Postretirement Benefit Plans

The following tables provide reconciliations of the changes in postretirement plans’ benefit obligations and assets and a statement of their funded status:

Reconciliation of Accumulated Postretirement Benefit Obligation
(Amounts in millions)	March 29, 2013	March 30, 2012
Accumulated benefit obligation at beginning of year	$253	$214
Service cost	4	3
Interest cost	11	11
Plan participants’ contributions	—	—
Business/contract acquisitions/divestitures	—	—
Amendments	—	21
Actuarial loss (gain)	(6)	20
Benefits paid	(10)	(16)
Retiree drug subsidy reimbursement	1	1
Foreign currency exchange rate changes	—	(1)
Accumulated benefit obligation at end of year	$253	$253

Reconciliation of Fair Value of Plan Assets
(Amounts in millions)	March 29, 2013	March 30, 2012
Fair value of plan assets at beginning of year	$81	$79
Actual return on plan assets	7	5
Employer contribution	6	13
Plan participants’ contributions	—	—
Benefits paid	(10)	(16)
Fair value of plan assets at end of year	$84	$81

Funded status at end of year	$(169)	$(172)

The following table provides the amounts recorded in the Company’s consolidated balance sheets:

(Amounts in millions)	March 29, 2013	March 30, 2012
Current liabilities - Accrued expenses and other current liabilities	$(5)	$(5)
Non-current liabilities - Other long-term liabilities	(164)	(167)
Net amount recorded	$(169)	$(172)

The following is a summary of amounts in accumulated other comprehensive loss as of March 29, 2013 and March 30, 2012 that have not been recognized in the consolidated statements of operations as components of net periodic benefit cost:

(Amounts in millions)	March 29, 2013	March 30, 2012
Net transition obligation	$—	$—
Prior service (gain) cost	(17)	(19)
Net actuarial loss	99	123
Accumulated other comprehensive loss	$82	$104

The following table lists selected information for other postretirement benefit plans as of March 29, 2013 and March 30, 2012:

			Plans with Accumulated Postretirement Benefit Obligation in Excess of the Fair Value of Plan Assets
(Amounts in millions)	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Accumulated postretirement benefit obligation	$253	$253	$253	$253
Fair value of plan assets	84	81	84	81

As of March 29, 2013 and March 30, 2012, the Company had no postretirement healthcare plan assets outside the U.S. Benefits paid include amounts paid directly from plan assets and amounts paid by the Company.

The following table summarizes the weighted average assumptions used in the determination of the Company’s postretirement benefit obligations as of March 29, 2013 and March 30, 2012:

	March 29, 2013	March 30, 2012
Discount rate	4.1%	4.5%

The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 4.5% for fiscal 2013, declining to 2.3% for 2026 and subsequent years for retirees whose age is less than 65. For retirees whose age is 65 or older, the assumed healthcare cost trend used in measuring accumulated postretirement benefit obligation was 3.6% for fiscal 2013, declining to 2.3% for 2026 and subsequent years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in the assumed healthcare cost trend rates would have had the following effect:

	One Percentage Point
(Amounts in millions)	Increase	Decrease
Effect on accumulated postretirement benefit obligation as of March 29, 2013	$14	$(12)
Effect on net periodic postretirement benefit cost for fiscal 2013	1	(1)

The net periodic benefit cost for other postretirement benefit plans included the following components:

(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Service cost	$4	$3	$4
Interest cost	11	11	14
Expected return on assets	(5)	(6)	(6)
Amortization of transition obligation	—	1	2
Amortization of prior service costs	(2)	(6)	—
Recognized actuarial loss	16	13	10
Net provision for postretirement benefits	$24	$16	$24

Other before tax changes in plan assets and benefit obligations recognized in other comprehensive income during fiscal years 2013, 2012 and 2011 included the following components:

(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Net actuarial (gain) / loss	$(8)	$21	$(1)
Prior service (credit) / cost	—	21	(50)
Amortization of:
Transition (asset) /obligation	—	(1)	(3)
Prior service (credit) / cost	2	6	—
Actuarial (gain) / loss	(16)	(13)	(10)
Foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive income	$(22)	$34	$(64)

Other comprehensive (gain) loss related to unamortized postretirement benefit plan costs for the years ended March 29, 2013, March 30, 2012, and April 1, 2011 was $(13) million (net of taxes of $9 million), $22 million (net of taxes of $12 million), and $(39) million (net of taxes of $21 million), respectively.

The estimated net transitional obligation, prior service gain and actuarial loss for other postretirement benefit plans that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $0 million, $(2) million and $13 million, respectively.

The weighted-averages of the assumptions used to determine net periodic benefit cost were as follows. See the above discussion of Pension Plans for how the assumptions are developed.

Fiscal Year End	2013	2012	2011
Discount or settlement rates	4.5%	5.3%	6.1%
Expected long-term rates of return on assets(1)	6.5%	7.2%	8.3%

(1) The Company had no other postretirement benefit plan assets outside the U.S.

Information about the expected cash flows for other postretirement benefit plans follows. No significant cash flow is expected for other postretirement benefit plans outside the U.S.

(Amounts in millions)	Employer Contributions

2014 (expected)	$9

Expected Benefit Payments
2014	$13
2015	15
2016	16
2017	17
2018	18
2019-2023	94

No plan assets are expected to be returned to the Company in the next fiscal year.

Retirement Plan Asset Strategy

The Company’s investment goals and risk management strategy for plan assets takes into account a number of factors, including the time horizon of the pension plans’ obligations. Plan assets are invested in various asset classes that are expected to produce a sufficient level of diversification and a reasonable amount of investment return over the long term. Sufficient liquidity is maintained to meet benefit obligations as they become due. Third party investment managers are employed to invest assets in both passively-indexed and actively-managed strategies. Equities are primarily invested broadly in domestic and foreign companies across market capitalizations and industries. Fixed income securities are invested broadly, primarily in government treasury, corporate credit, mortgage backed and asset backed investments.

Risks include, but are not limited to, longevity risk, inflation risk, and the risk of other changes in market conditions that reduce the value of plan assets. Also, a decline in the yield of high quality corporate bonds may adversely affect discount rates resulting in an increase in the pension and other post retirement obligations. These risks, among others, could cause the plans’ funded status to deteriorate, increasing reliance on Company contributions. Generally, derivatives are permitted although their current use is limited. They are primarily used in the U.S. pension trust fixed income portfolios for duration and interest rate risk management and equity portfolios to gain market exposure, and are expected to be used in the U.K. pension schemes for inflation risk management. The Company also has investments in insurance contracts to pay plan benefits in certain countries.

For the U.S. pension trust, an allocation range by asset class is developed. The allocation had a significant weighting to equity investments in part due to the relatively long duration of the plans’ obligations. For the majority of the fiscal year, the allocation range for the U.S. pension trust was 49% – 66% equities, 34% – 44% fixed income securities and 0% – 10% cash and other investments. Asset allocations are monitored closely and investment reviews are conducted regularly. The Company consults with internal and external advisors regarding asset strategy and on March 21, 2013 adopted an allocation range for the U.S. pension trust of 37% - 66% equities, 29% - 44% fixed income securities, 0% - 25% alternative investments, and 0% - 10% cash and other investments. The alternative investments allocation may include, but is not limited to, hedge funds, real estate, commodities, private equity and infrastructure investments.

For the U.K. pension schemes, the Company's second largest pension plans by assets and projected liabilities, a target allocation by asset class is developed. The allocation had a significant weighting to equity investments in part due to the relatively long duration of the plans' obligations. For the majority of the fiscal year the allocation targets for the U.K. pension schemes were 40% equities, 31% fixed income securities, and 29% indexed-Gilts. Asset allocations are monitored closely by the schemes' trustees and investment reviews are conducted regularly.

Retirement Plan Asset Valuation Techniques

Cash equivalents are primarily short term money market commingled funds that are categorized as Level 2, except for funds that have quoted prices in active markets, which are classified as Level 1. They are valued at cost plus accrued interest which approximates fair value.

Fixed income separate accounts are categorized as Level 2. These investments are generally priced using model-based pricing methods that use observable market data as inputs. Broker dealer bids or quotes of securities with similar characteristics may also be used.

Domestic and global equity separate accounts are categorized as Level 1 if the securities trade on national or international exchanges and are valued at their last reported closing price.

Insurance contracts purchased to cover benefits payable to retirees are valued using the assumptions used to value the projected benefit obligation. Most of the plans' insurance contracts are categorized as level 2 while one plan has a level 3 insurance contract.

The fair value of our pension plan assets and postretirement benefit plans by investment category and the corresponding level within the fair value hierarchy as of March 29, 2013 are as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Fair value of pension plan assets	$3,125	$2,550
Fair value of other postretirement benefit plan assets	84	—
Total fair value of retirement plan assets as of March 29, 2013	$3,209	$2,550

U.S. Pension and Other Postretirement Benefit Plans
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
Global/International	$31	$38	$—	$69
U.S. Domestic Stocks	51	—	—	51
Domestic Equity commingled funds	5	1,325	—	1,330
Global Equity commingled funds	—	380	—	380
Global Equity mutual funds	83	—	—	83
Fixed Income:
U.S. Treasuries	—	87	—	87
U.S. Government Agencies	—	11	—	11
Non U.S. Government	—	5	—	5
Mortgage and asset backed securities	—	131	—	131
Corporate(b)	—	74	—	74
Fixed income commingled funds	3	959	—	962
Cash equivalents	8	117	—	125
Total	$181	$3,127	$—	$3,308
Unsettled Trade Receivable and Accrued Income				79
Unsettled Trade Payable and Accrued Expenses				(178)
Fair value of assets for U.S. pension and postretirement medical plans as of March 29, 2013				$3,209

Non-U.S. Pension Plan Assets
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
U.S./North American Equity commingled funds	$—	$54	$—	$54
Global/International Equity commingled funds	—	915	—	915
Global equity mutual funds	—	—	—	—
Fixed Income:
Fixed income commingled funds	—	1,311	—	1,311
Insurance contracts	—	157	6	163
Cash equivalents	—	25	—	25
Other	—	83	—	83
Total	$—	$2,545	$6	$2,551
Unsettled Trades				(1)
Fair value of non-U.S. pension assets as of March 29, 2013				$2,550

(a)	The majority of retirement plan assets are invested in a variety of commingled funds and fixed income. This results in a high amount of Level 2 investments.

(b)	Primarily investment grade.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Non-U.S. Plans Insurance Contracts
(Amounts in millions)
Beginning balance as of March 30, 2012	$5
Actual return on plan assets relating to assets still held at the reporting date	1
Actual return on plan assets relating to assets sold during the period	—
Purchases, sales, and settlements	—
Transfers in and / or out of Level 3	—
Changes due to exchange rates	—
Ending balance as of March 29, 2013	$6

The fair value of our pension plan assets and postretirement benefit plans by investment category and the corresponding level within the fair value hierarchy as of March 30, 2012, are as follows:

(Amounts in millions)	U.S. Plans	Non-U.S. Plans
Fair value of pension plan assets	$2,419	$2,295
Fair value of other postretirement benefit plan assets	81	—
Total fair value of retirement plan assets as of March 30, 2012	$2,500	$2,295

U.S. Pension and Other Postretirement Benefit Plans
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
Global/International	$25	$34	$—	$59
U.S. Domestic Stocks	40	—	—	40
Domestic Equity commingled funds	5	1,040	—	1,045
Global Equity commingled funds	—	250	—	250
Global Equity mutual funds	93	—	—	93
Fixed Income:
U.S. Treasuries	—	72	—	72
U.S. Government Agencies	—	10	—	10
Non U.S. Government	—	2	—	2
Mortgage and asset backed securities	—	118	—	118
Corporate(b)	—	82	—	82
Fixed income commingled funds	3	689	—	692
Cash equivalents	8	58	—	66
Total	$174	$2,355	$—	$2,529
Unsettled Trade Receivable and Accrued Income				84
Unsettled Trade Payable and Accrued Expenses				(113)
Fair value of assets for U.S. pension and postretirement medical plans as of March 30, 2012				$2,500

NON-U.S. PENSION PLAN ASSETS
(Amounts in millions)	Level 1	Level 2 (a)	Level 3	Total
Equity:
U.S./North American Equity commingled funds	$—	$40	$—	$40
Global/International Equity commingled funds	—	757	—	757
Global equity mutual funds	78	—	—	78
Fixed Income:
Fixed income commingled funds	115	1,104	—	1,219
Insurance contracts	—	141	5	146
Cash equivalents	—	13	—	13
Other	—	42	—	42
Total	$193	$2,097	$5	$2,295
Unsettled Trades				—
Fair value of non-U.S. pension assets as of March 30, 2012				$2,295

(a)	The majority of retirement plan assets are invested in a variety of commingled funds and fixed income. This results in a high amount of Level 2 investments.

(b)	Primarily investment grade.

Below is a reconciliation of the assets valued using significant unobservable inputs (Level 3):

Non-U.S. Plans Insurance Contracts
(Amounts in millions)
Beginning balance as of April 1, 2011	$—
Asset acquired in purchase of iSOFT	3
Actual return on plan assets relating to assets still held at the reporting date	—
Actual return on plan assets relating to assets sold during the period	—
Purchases, sales, and settlements	2
Transfers in and / or out of Level 3	—
Changes due to exchange rates	—
Ending balance as of March 30, 2012	$5

The asset allocation of pension plans at March 29, 2013 and March 30, 2012, respectively, is as follows:

	U.S. Plans		Non-U.S. Plans
Asset Category	March 29, 2013	March 30, 2012	March 29, 2013	March 30, 2012
Equity securities	58%	59%	38%	38%
Debt securities	38%	39%	51%	53%
Cash and other	4%	2%	11%	9%
Total	100%	100%	100%	100%

The asset allocation for U.S. other postretirement benefit plans at March 29, 2013 and March 30, 2012, respectively, is as follows:

	Percentage of Plan Assets at Year End
Asset Category	March 29, 2013	March 30, 2012
Equity securities	29%	30%
Debt securities	19%	20%
Cash and other	52%	50%
Total	100%	100%

Return on Assets

In the U.S., the Company uses a “building block” approach to compute the expected long-term rate of return using major asset classes expected in the plan. Starting with long run projected bond yields, an equity risk premium is added to estimate the equity long-term rate of return. Consideration is also given to the extent active management is employed in each asset class. A single expected long-term rate of return on plan assets is then calculated by weighting each asset class. Historical returns and peer data were also reviewed

Retirement Plan Discount Rate

The U.S. discount rate assumption is prepared with a two step process; the first step discounts the stream of expected annual benefit payments using high-quality corporate bond yields. In step two, the sum of each year’s discounted benefit payments are used to determine a single equivalent discount rate. In fiscal 2013, the discount rates for the U.S. pension and other postretirement plans were developed using a single yield curve, the Aon Hewitt AA Only Above Median Curve. This yield curve is a hypothetical AA or greater yield curve represented by a series of annualized individual spot discount rates going out 99 years. This curve provides a more transparent view to the underlying bonds and is available daily which provides for a discount rate to be calculated specific to the Company's fiscal year end. For years prior to fiscal 2013, the U.S. discount rates were determined using an average of two nationally recognized independent third party yield curves.

In fiscal 2012 the UK pension plans began using the AA Corporate Bond Mercer Pension Discount Yield Curve to set the discount rate. This yield curve approach determines a single equivalent discount rate from a curve based on market data using sample scheme cash flow data as a proxy to scheme specific liability cash flows. The benefits of the Mercer Pension Discount Yield Curve over the iBoxx GBP Corporates AA +15 index is that it provides the flexibility to use cash flow data over the average duration of the pension scheme's liabilities rather than over a set time period of 15 years. For years prior to fiscal 2012, the U.K. discount rate assumption was set by reference to the yield on the iBoxx GBP AA rated +15 years corporate bond index with an appropriate adjustment for duration if necessary after considering yield curve models and conditions in credit markets.

Other Benefit Plans

The Company sponsors several defined contribution plans for substantially all U.S. employees and certain foreign employees. The plans allow employees to contribute a portion of their earnings in accordance with specified guidelines. At March 29, 2013, plan assets included 10,730,413 shares of the Company’s common stock. During fiscal 2013, fiscal 2012, and fiscal 2011, the Company contributed $213 million, $223 million, and $207 million, respectively.

Pursuant to collective bargaining agreements, the Company makes contributions, generally at a stated hourly rate, to various multi-employer pension funds on behalf of its union-represented employees. All of these plans are within the Company's NPS segment. None of the contributions by the Company are individually significant to the multi-employer plans nor do they have a material impact on the Company's financial statements. The risks of participating in these multi-employer plans are different from single-employer plans. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. The Company's contributions for fiscal years 2013, 2012, and 2011 were $11 million, $11 million, and $10 million, respectively.

Effective August 14, 1995, the Company adopted the Computer Sciences Corporation Deferred Compensation Plan (the Plan). The Plan consists of two separate plans, one for the benefit of key executives and one for the benefit of non-employee directors. Pursuant to the Plan, certain management and highly compensated employees are eligible to defer all or a portion of their regular salary that exceeds the limitation set forth in Internal Revenue Section 401(a)(17) and all or a portion of their incentive compensation, and non-employee directors are eligible to defer up to 100% of their compensation. Each plan participant is fully vested in all deferred compensation and earnings credited to his or her account. The liability, which is included in “Other long-term liabilities” under the Plan, amounted to $125 million as of March 29, 2013 and $129 million as of March 30, 2012. The Company’s expense under the Plan totaled $8 million, $8 million, and $8 million, for fiscal 2013, fiscal 2012, and fiscal 2011, respectively.